Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		42 Months Ended		50 Months Ended		60 Months Ended		80 Months Ended		104 Months Ended		120 Months Ended
		Oct. 31, 2024		Oct. 31, 2024		Oct. 31, 2024		Oct. 31, 2024		Oct. 31, 2024		Oct. 31, 2024		Oct. 31, 2024		Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Apr. 26, 2021	Oct. 31, 2020	Aug. 31, 2020	Nov. 01, 2019	Oct. 31, 2019	Oct. 31, 2018	Feb. 28, 2018	Oct. 31, 2017	Oct. 31, 2016	Feb. 29, 2016	Oct. 31, 2015	Oct. 31, 2014
C000018685 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Account Value		$ 18,623		$ 18,623		$ 18,623		$ 18,623		$ 18,623		$ 18,623		$ 18,623		$ 16,400	$ 15,575	$ 17,403		$ 16,479			$ 15,957	$ 15,345		$ 15,307	$ 14,627		$ 13,938	$ 14,325
Average Annual Return, Percent		8.45%						2.19%						2.19%
C000018685 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		13.56%						3.14%						2.66%
C000018687 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Account Value		$ 11,952		11,952		11,952		$ 11,952		11,952		11,952		$ 11,952		10,633	10,192	11,501		10,986			10,724	10,390		10,445	10,056		9,654	10,000
Average Annual Return, Percent		11.40%						2.19%						1.80%
C000018687 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		12.40%						2.19%						1.80%
C000018688 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares
Account Value		$ 13,361		13,361		13,361		$ 13,361		13,361		13,361		$ 13,361		11,731	11,105	12,364		11,677			11,279	10,820		10,765	10,262		9,744	10,000
Average Annual Return, Percent		13.90%						3.45%						2.94%
C000185554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Account Value		$ 12,523		12,523		12,523		$ 12,523		$ 12,523		12,523		$ 12,523		10,981	10,391	11,575		10,923			10,500	10,054	$ 10,000
Average Annual Return, Percent		14.04%						3.59%		3.43%
C000060790 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Account Value		$ 12,306		12,306		12,306		$ 12,306		$ 12,306		12,306		$ 12,306		10,862	10,342	11,575		10,981			10,631	10,229		10,205	9,757		9,293	9,550
Average Annual Return, Percent		8.76%						2.02%						2.10%
C000060790 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		13.29%						2.97%						2.57%
C000018689 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Account Value		$ 16,340		16,340		16,340		$ 16,340		16,340		16,340		$ 16,340		14,822	14,494	17,048		16,655			16,100	14,405		14,780	14,870		14,493	14,325
Average Annual Return, Percent		6.94%						(0.62%)						0.86%
C000018689 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		10.24%						0.30%						1.32%
C000018691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Account Value		$ 10,292		10,292		10,292		$ 10,292		10,292		10,292		$ 10,292		9,431	9,320	11,074		10,934			10,680	9,657		10,003	10,173		10,014	10,000
Average Annual Return, Percent		8.13%						(0.74%)						0.29%
C000018691 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		9.13%						(0.74%)						0.29%
C000018692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares
Account Value		$ 11,692		11,692		11,692		$ 11,692		11,692		11,692		$ 11,692		10,577	10,321	12,119		11,814			11,383	10,168		10,404	10,428		10,141	10,000
Average Annual Return, Percent		10.54%						0.54%						1.58%
C000185556 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Account Value		$ 10,305		10,305		10,305		$ 10,305		10,305		10,305		$ 10,305		9,330	9,098	10,661		10,385		$ 10,000
Average Annual Return, Percent		10.45%						0.60%
C000060791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Account Value		$ 10,586		10,586		10,586		$ 10,586		10,586		10,586		$ 10,586		9,620	9,450	11,137		10,916			10,584	9,504		9,770	9,860		9,634	9,550
Average Annual Return, Percent		7.29%						(0.91%)						0.57%
C000060791 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		10.04%						0.00%						1.04%
C000018693 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Account Value		$ 15,677		15,677		15,677		$ 15,677		15,677		15,677		$ 15,677		13,887	13,063	14,337		13,108			12,818	11,915		11,763	11,002		10,006	10,000
Average Annual Return, Percent		7.81%						3.15%						4.12%
C000018693 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		12.89%						4.11%						4.60%
C000018694 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class B Shares - Including sales charges
Account Value		$ 14,392		14,392		14,392		$ 14,392		14,392		14,392		$ 14,392		12,860	12,234	13,535		12,473			12,302	11,549		11,476	10,820		9,940	10,000
Average Annual Return, Percent		6.91%						2.86%						3.71%
C000018694 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class B Shares - Excluding sales charges
Average Annual Return, Percent		11.91%						3.19%						3.71%
C000018695 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Account Value		$ 14,416		14,416		14,416		$ 14,416		14,416		14,416		$ 14,416		12,884	12,231	13,532		12,494			12,323	11,548		11,475	10,839		9,940	10,000
Average Annual Return, Percent		10.89%						3.19%						3.73%
C000018695 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		11.89%						3.19%						3.73%
C000018696 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares
Account Value		$ 16,058		16,058		16,058		$ 16,058		16,058		16,058		$ 16,058		14,190	13,316	14,576		13,293			12,962	12,037		11,851	11,059		10,032	10,000
Average Annual Return, Percent		13.16%						4.38%						4.85%
C000057099 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R2 Shares
Account Value		$ 15,522		15,522		15,522		$ 15,522		15,522		15,522		$ 15,522		13,764	12,961	14,240		13,031			12,754	11,866		11,725	10,978		9,996	10,000
Average Annual Return, Percent		12.77%						4.01%						4.49%
C000166835 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3 Shares
Account Value		$ 15,996		15,996		15,996		$ 15,996		15,996		$ 15,996		$ 15,996		14,215	13,446	14,787		13,564			13,312	12,438		12,320	11,559	$ 10,000
Average Annual Return, Percent		12.52%						3.74%				5.57%
C000127160 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Account Value		$ 16,260		16,260		16,260		$ 16,260		16,260		$ 16,260		$ 16,260		14,340	13,460	14,688		13,397			13,045	12,097		11,894	11,079		10,050	10,000
Average Annual Return, Percent		13.39%						4.50%						4.98%
C000060792 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Account Value		$ 14,814		14,814		14,814		$ 14,814		14,814		14,814		$ 14,814		13,132	12,405	13,617		13,051			12,464	12,190		11,213	10,490		9,544	9,550
Average Annual Return, Percent		8.29%						3.02%						4.01%
C000060792 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		12.80%						3.98%						4.49%
C000221691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		SIMPLE Class Shares
Account Value		$ 11,727		11,727		$ 11,727		$ 11,727		11,727		11,727		$ 11,727		10,420	9,830	10,819		9,928	$ 10,000
Average Annual Return, Percent		12.54%				3.90%
C000018697 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares
Account Value		$ 17,211		17,211		$ 17,211		$ 17,211		17,211		17,211		$ 17,211		16,392	15,698	15,589		15,587			15,517	15,237		15,055	15,003		15,002	15,000
Average Annual Return, Percent		5.00%						2.09%						1.38%
C000018698 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class B Shares
Account Value		$ 11,312		11,312		11,312		$ 11,312		11,312		11,312		$ 11,312		10,804	10,375	10,318		10,317			10,281	10,119		10,022	10,002		10,001	10,000
Average Annual Return, Percent		4.70%						1.93%						1.24%
C000018699 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares
Account Value		$ 11,312		11,312		11,312		$ 11,312		11,312		11,312		$ 11,312		10,804	10,375	10,318		10,317			10,281	10,120		10,022	10,002		10,001	10,000
Average Annual Return, Percent		4.70%						1.93%						1.24%
C000060793 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class Shares
Account Value		$ 11,312		11,312		11,312		$ 11,312		11,312		11,312		$ 11,312		10,804	10,375	10,318		10,317			10,281	10,120		10,022	10,002		10,001	10,000
Average Annual Return, Percent		4.70%						1.93%						1.24%
C000221692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		SIMPLE Class Shares
Account Value		$ 11,023		11,023		$ 11,023		$ 11,023		11,023		11,023		$ 11,023		10,493	10,057	10,002		10,000	10,000
Average Annual Return, Percent		5.05%				2.37%
C000018700 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Account Value		$ 18,119		18,119		$ 18,119		$ 18,119		18,119		18,119		$ 18,119		16,418	16,000	18,596		17,909			17,277	15,917		15,768	15,535		14,694	14,325
Average Annual Return, Percent		7.05%						0.03%						1.91%
C000018700 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		10.36%						0.96%						2.38%
C000018701 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class B Shares - Including sales charges
Account Value		$ 12,327		12,327		12,327		$ 12,327		12,327		12,327		$ 12,327		11,202	10,948	12,758		12,320			11,917	11,005		10,917	10,791		10,221	10,000
Average Annual Return, Percent		5.04%						0.32%						2.11%
C000018701 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class B Shares - Excluding sales charges
Average Annual Return, Percent		10.04%						0.68%						2.11%
C000018702 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Account Value		$ 12,325		12,325		12,325		$ 12,325		12,325		12,325		$ 12,325		11,214	10,947	12,758		12,331			11,928	11,005		10,928	10,791		10,231	10,000
Average Annual Return, Percent		8.91%						0.66%						2.11%
C000018702 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		9.91%						0.66%						2.11%
C000221693 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C2 Shares - Including sales charges
Account Value		$ 9,890		9,890		$ 9,890		$ 9,890		9,890		9,890		$ 9,890		9,001	8,810	10,283		9,946	10,000
Average Annual Return, Percent		8.88%				(0.26%)
C000221693 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C2 Shares - Excluding sales charges
Average Annual Return, Percent		9.88%				(0.26%)
C000082082 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares
Account Value		$ 12,968		12,968		$ 12,968		$ 12,968		12,968		12,968		$ 12,968		11,735	11,395	13,211		12,703			12,224	11,223		11,091	10,899		10,283	10,000
Average Annual Return, Percent		10.50%						1.19%						2.63%
C000185560 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Account Value		$ 10,646		10,646		10,646		$ 10,646		10,646		10,646		$ 10,646		9,619	9,345	10,826		10,395		10,000
Average Annual Return, Percent		10.68%						1.26%
C000060794 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Account Value		$ 12,054		12,054		12,054		$ 12,054		12,054		12,054		$ 12,054		10,932	10,658	12,394		11,941			11,522	10,606		10,505	10,357		9,786	9,550
Average Annual Return, Percent		7.51%						(0.02%)						1.89%
C000060794 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		10.26%						0.91%						2.36%
C000018703 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Account Value		$ 31,430		31,430		31,430		$ 31,430		31,430		31,430		$ 31,430		26,925	27,345	30,768		23,656			19,670	17,760		17,197	14,786		14,258	14,175
Average Annual Return, Percent		10.31%						8.59%						7.68%
C000018703 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		16.73%						9.83%						8.29%
C000018704 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class B Shares - Including sales charges
Account Value		$ 20,192		20,192		20,192		$ 20,192		20,192		20,192		$ 20,192		17,464	17,913	20,348		15,799			13,260	12,081		11,804	10,246		9,964	10,000
Average Annual Return, Percent		10.62%						8.49%						7.28%
C000018704 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class B Shares - Excluding sales charges
Average Annual Return, Percent		15.62%						8.77%						7.28%
C000018705 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Account Value		$ 20,200		20,200		20,200		$ 20,200		20,200		20,200		$ 20,200		17,466	17,916	20,356		15,800			13,257	12,084		11,807	10,246		9,970	10,000
Average Annual Return, Percent		14.65%						8.79%						7.28%
C000018705 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		15.65%						8.79%						7.28%
C000087595 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares
Account Value		$ 22,891		22,891		22,891		$ 22,891		22,891		22,891		$ 22,891		19,545	19,782	22,187		17,011			14,093	12,681		12,234	10,484		10,084	10,000
Average Annual Return, Percent		17.12%						10.19%						8.63%
C000060795 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Account Value		$ 20,563		20,563		20,563		$ 20,563		20,563		20,563		$ 20,563		17,656	17,973	20,266		15,616			13,005	11,769		11,413	9,830		9,488	9,450
Average Annual Return, Percent		10.64%						8.36%						7.48%
C000060795 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		16.47%						9.60%						8.09%
C000018706 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Account Value		$ 23,340		23,340		23,340		$ 23,340		23,340		23,340		$ 23,340		18,437	18,136	21,528		17,979			18,142	16,042		16,434	14,633		14,060	14,175
Average Annual Return, Percent		22.79%						3.99%						4.52%
C000018706 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		26.59%						5.17%						5.11%
C000018707 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class B Shares - Including sales charges
Account Value		$ 15,011		15,011		15,011		$ 15,011		15,011		15,011		$ 15,011		11,980	11,905	14,268		12,021			12,247	10,924		11,288	10,145		9,830	10,000
Average Annual Return, Percent		20.30%						3.81%						4.15%
C000018707 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class B Shares - Excluding sales charges
Average Annual Return, Percent		25.30%						4.16%						4.15%
C000018708 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Account Value		$ 15,016		15,016		15,016		$ 15,016		15,016		15,016		$ 15,016		11,978	11,903	14,263		12,018			12,245	10,920		11,290	10,139		9,830	10,000
Average Annual Return, Percent		24.36%						4.16%						4.15%
C000018708 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		25.36%						4.16%						4.15%
C000018709 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares
Account Value		$ 16,882		16,882		16,882		$ 16,882		16,882		16,882		$ 16,882		13,306	13,058	15,463		12,875			12,965	11,432		11,685	10,377		9,949	10,000
Average Annual Return, Percent		26.88%						5.42%						5.38%
C000185564 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Account Value		$ 14,763		14,763		14,763		$ 14,763		$ 14,763		14,763		$ 14,763		11,620	11,394	13,481		11,215			11,283	9,939	10,000
Average Annual Return, Percent		27.05%						5.52%		6.02%
C000060796 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Account Value		$ 16,182		16,182		16,182		$ 16,182		$ 16,182		16,182		$ 16,182		12,811	12,640	15,029		12,570			12,711	11,251		11,546	10,292		9,903	10,000
Average Annual Return, Percent		23.15%						3.77%						4.34%
C000060796 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		26.31%						4.95%						4.93%
C000221696 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		SIMPLE Class Shares
Account Value		$ 12,368		12,368		$ 12,368		$ 12,368		12,368		12,368		$ 12,368		9,794	9,667	11,522		9,661	10,000
Average Annual Return, Percent		26.28%				5.23%
C000018710 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Account Value		$ 17,624		17,624		$ 17,624		$ 17,624		17,624		17,624		$ 17,624		14,726	13,362	17,800		17,114			17,427	15,415		16,567	15,315		13,244	14,325
Average Annual Return, Percent		14.29%						(0.69%)						1.63%
C000018710 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		19.68%						0.22%						2.09%
C000018712 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Account Value		$ 11,056		11,056		11,056		$ 11,056		11,056		11,056		$ 11,056		9,359	8,589	11,592		11,269			11,594	10,360		11,246	10,492		9,157	10,000
Average Annual Return, Percent		17.13%						(0.95%)						1.01%
C000018712 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		18.13%						(0.95%)						1.01%
C000052120 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares
Account Value		$ 12,646		12,646		12,646		$ 12,646		12,646		12,646		$ 12,646		10,538	9,535	12,672		12,135			12,331	10,868		11,661	10,743		9,270	10,000
Average Annual Return, Percent		20.00%						0.51%						2.38%
C000060797 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Account Value		$ 11,394		11,394		11,394		$ 11,394		11,394		11,394		$ 11,394		9,570	8,722	8,722		11,254			11,507	10,199		10,988	10,175		8,819	9,550
Average Annual Return, Percent		14.29%						(1.11%)						1.31%
C000060797 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		19.06%						(0.20%)						1.78%
C000018719 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Account Value		$ 40,529		40,529		40,529		$ 40,529		40,529		40,529		$ 40,529		31,081	30,072	33,773		22,737			21,366	20,005		18,511	14,858		14,877	14,175
Average Annual Return, Percent		23.23%						12.38%						10.45%
C000018719 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		30.40%						13.66%						11.08%
C000018720 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class B Shares - Including sales charges
Account Value		$ 25,915		25,915		25,915		$ 25,915		25,915		25,915		$ 25,915		20,061	19,602	22,222		15,109			14,351	13,575		12,683	10,285		10,401	10,000
Average Annual Return, Percent		24.18%						12.30%						9.99%
C000018720 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class B Shares - Excluding sales charges
Average Annual Return, Percent		29.18%						12.55%						9.99%
C000018721 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Account Value		$ 25,906		25,906		25,906		$ 25,906		25,906		25,906		$ 25,906		20,063	19,596	22,218		15,106			14,348	13,571		12,684	10,285		10,401	10,000
Average Annual Return, Percent		28.12%						12.54%						9.99%
C000018721 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		29.12%						12.54%						9.99%
C000018722 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares
Account Value		$ 29,343		29,343		29,343		$ 29,343		29,343		29,343		$ 29,343		22,440	21,660	24,261		16,286			15,269	14,262		13,162	10,539		10,526	10,000
Average Annual Return, Percent		30.76%						13.96%						11.37%
C000179143 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Account Value		$ 13,593		$ 13,593		13,593		$ 13,593		13,593		13,593		$ 13,593		10,389	10,019	11,219	$ 10,000
Average Annual Return, Percent		30.83%		9.14%
C000060799 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Account Value		$ 26,386		$ 26,386		26,386		$ 26,386		26,386		26,386		$ 26,386		20,273	19,657	22,119		14,923			14,072	13,213		12,254	9,862		9,901	9,450
Average Annual Return, Percent		23.64%						12.12%						10.19%
C000060799 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		30.15%						13.40%						10.81%
C000018724 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Account Value		$ 55,378		55,378		55,378		$ 55,378		55,378		55,378		$ 55,378		37,973	31,758	46,502		32,712			25,272	21,591		19,216	14,949		15,324	14,175
Average Annual Return, Percent		37.82%						15.67%						13.95%
C000018724 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		45.84%						16.99%						14.60%
C000018725 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class B Shares - Including sales charges
Account Value		$ 35,806		35,806		35,806		$ 35,806		35,806		35,806		$ 35,806		24,791	20,939	30,924		21,963			17,109	14,754		13,242	10,377		10,734	10,000
Average Annual Return, Percent		39.44%						15.74%						13.60%
C000018725 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class B Shares - Excluding sales charges
Average Annual Return, Percent		44.44%						15.92%						13.60%
C000018726 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Account Value		$ 35,837		35,837		35,837		$ 35,837		35,837		35,837		$ 35,837		24,761	20,940	30,924		21,967			17,101	14,746		13,234	10,379		10,735	10,000
Average Annual Return, Percent		43.73%						15.95%						13.61%
C000018726 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		44.73%						15.95%						13.61%
C000018727 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares
Account Value		$ 40,030		40,030		40,030		$ 40,030		40,030		40,030		$ 40,030		27,386	22,841	33,371		23,425			18,046	15,386		13,659	10,595		10,836	10,000
Average Annual Return, Percent		46.17%						17.27%						14.88%
C000018728 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R1 Shares
Account Value		$ 39,656		39,656		39,656		$ 39,656		39,656		39,656		$ 39,656		27,143	22,671	33,155		23,299			17,972	15,327		13,629	10,582		10,839	10,000
Average Annual Return, Percent		46.10%						17.15%						14.77%
C000018729 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R2 Shares
Account Value		$ 38,640		38,640		38,640		$ 38,640		38,640		38,640		$ 38,640		26,512	22,225	32,560		22,923			17,730	15,168		13,509	10,514		10,800	10,000
Average Annual Return, Percent		45.74%						16.86%						14.47%
C000030958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3 Shares
Account Value		$ 37,699		37,699		37,699		$ 37,699		37,699		37,699		$ 37,699		25,928	21,769	32,003		22,602			17,522	15,016		13,411	10,474		10,779	10,000
Average Annual Return, Percent		45.40%						16.56%						14.19%
C000127162 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Account Value		$ 40,408		40,408		40,408		$ 40,408		40,408		40,408		$ 40,408		27,622	23,028	33,619		23,568			18,153	15,451		13,708	10,625		10,855	10,000
Average Annual Return, Percent		46.29%						17.36%						14.99%
C000060800 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Account Value		$ 36,468		36,468		36,468		$ 36,468		36,468		36,468		$ 36,468		25,061	21,014	30,789		21,686			16,786	14,351		12,792	9,959		10,221	9,450
Average Annual Return, Percent		38.24%						15.47%						13.81%
C000060800 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		45.51%						16.79%						14.46%
C000221700 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		SIMPLE Class Shares
Account Value		$ 15,283		15,283		$ 15,283		$ 15,283		15,283		15,283		$ 15,283		10,511	8,812	12,963		9,155	10,000
Average Annual Return, Percent		45.40%				10.72%
C000018730 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Account Value		$ 37,758		37,758		$ 37,758		$ 37,758		37,758		37,758		$ 37,758		29,935	30,598	31,440		21,662			21,309	18,768		17,895	14,347		14,429	14,175
Average Annual Return, Percent		19.20%						10.86%						9.67%
C000018730 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares - Excluding sales charges
Average Annual Return, Percent		26.13%						12.12%						10.29%
C000018731 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class B Shares - Including sales charges
Account Value		$ 24,153		24,153		24,153		$ 24,153		24,153		24,153		$ 24,153		19,330	19,965	20,724		14,425			14,344	12,756		12,276	9,936		10,089	10,000
Average Annual Return, Percent		19.95%						10.83%						9.22%
C000018731 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class B Shares - Excluding sales charges
Average Annual Return, Percent		24.95%						10.98%						9.22%
C000018732 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Account Value		$ 24,156		24,156		24,156		$ 24,156		24,156		24,156		$ 24,156		19,335	19,970	20,728		14,429			14,344	12,756		12,276	9,936		10,089	10,000
Average Annual Return, Percent		23.93%						10.99%						9.22%
C000018732 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares - Excluding sales charges
Average Annual Return, Percent		24.93%						10.99%						9.22%
C000018733 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares
Account Value		$ 27,390		27,390		27,390		$ 27,390		27,390		27,390		$ 27,390		21,635	22,048	22,583		15,514			15,221	13,375		12,717	10,173		10,206	10,000
Average Annual Return, Percent		26.60%						12.47%						10.60%
C000185571 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Account Value		$ 12,934		$ 12,934		12,934		$ 12,934		12,934		12,934		$ 12,934		10,219	10,415	10,667	10,000
Average Annual Return, Percent		26.57%		7.60%
C000060801 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Account Value		$ 24,596		$ 24,596		24,596		$ 24,596		24,596		24,596		$ 24,596		19,548	20,035	20,636		14,258			14,068	12,420		11,863	9,528		9,604	9,450
Average Annual Return, Percent		19.53%						10.56%						9.42%
C000060801 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Excluding sales charges
Average Annual Return, Percent		25.82%						11.82%						10.04%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,593		11,593		$ 11,593		$ 11,593		$ 11,593		$ 11,593		$ 11,593		10,487	10,450	12,393		12,453	10,000	$ 10,000	11,727	10,517	10,000	10,737	10,641	10,000	10,196	10,000
Average Annual Return, Percent		10.55%	[1],[2],[3],[4],[5]			(1.82%)	[6],[7]	(0.23%)	[1],[2],[3],[4],[5]	1.43%	[1],[8]	1.32%	[9]	1.49%	[2],[3],[4],[5],[10]
ICE BofA U S Dollar 3 Month Deposit Offered Rate Constant Maturity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Account Value		$ 18,070		18,070		$ 18,070		$ 18,070		$ 18,070		$ 18,070		$ 18,070		17,114	16,329	16,231		16,200			15,981	15,564	10,000	15,280	15,120		15,039	15,000
Average Annual Return, Percent		5.58%	[11]					2.49%	[11]	2.49%	[12]			1.88%	[11]
Morningstar Multisector Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Multisector Bond Category Average
Average Annual Return, Percent		12.90%	[13]					2.33%	[13]	2.70%	[14]			2.94%	[13]
Bloomberg 5 10 Year Taxable Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 5-10 Year Taxable Municipal Bond Index
Account Value		$ 19,584		19,584		19,584		$ 19,584		$ 19,584		19,584		$ 19,584		17,648	17,121	20,155		19,894			18,638	16,676		16,733	16,510		15,589	15,000
Average Annual Return, Percent	[15]	10.97%						1.00%						2.70%
Morningstar Intermediate Core Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Intermediate Core Bond Category Average
Average Annual Return, Percent	[16]	10.57%						(0.12%)						1.42%
ICE BofA U S High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Constrained Index
Account Value		$ 15,939		15,939		$ 15,939		$ 15,939		15,939		$ 15,939		$ 15,939		13,683	12,932	14,604		13,187	10,000		12,872	11,883		11,781	10,795	$ 10,000	9,797	10,000
Average Annual Return, Percent		16.49%	[17]			4.51%	[18]	4.37%	[17]			6.51%	[19]	4.77%	[17]
Morningstar High Yield Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar High Yield Bond Category Average
Average Annual Return, Percent		14.83%	[20]			4.00%	[21]	4.02%	[20]			5.32%	[22]	4.04%	[20]
Average Lipper Money Market Fund [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Average Lipper Money Market Fund
Account Value		$ 17,380		17,380		$ 17,380		$ 17,380		17,380		$ 17,380		$ 17,380		15,616	15,307	15,105		15,005	10,000		15,000	15,000		15,000	15,000		15,000	15,000
Average Annual Return, Percent		5.06%	[23]			2.47%	[24]	2.18%	[23]					1.48%	[23]
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 18,822		18,822		$ 18,822		$ 18,822		18,822		18,822		$ 18,822		17,158	16,716	18,991		18,504			17,862	16,324		16,408	16,056		15,430	15,000
Average Annual Return, Percent		9.70%	[25]			0.34%	[26]	1.05%	[25]					2.30%	[25]
Morningstar Muni National Long Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[27]	Morningstar Muni National Long Category Average
Average Annual Return, Percent		12.94%	[28]			0.32%	[29]	0.88%	[28]					2.23%	[28]
ICE BofA U S Convertible Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Convertible Index
Account Value		$ 34,900		34,900		$ 34,900		$ 34,900		34,900		34,900		$ 34,900		28,851	28,989	36,354		27,344			21,345	18,981		18,309	15,498		14,980	15,000
Average Annual Return, Percent	[30]	20.97%						10.33%						8.81%
Morningstar Convertibles Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Convertibles Category Average
Average Annual Return, Percent	[31]	19.34%						8.47%						7.44%
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net)
Account Value		$ 38,146		38,146		$ 38,146		$ 38,146		$ 38,146		38,146		$ 38,146		28,536	25,829	31,684		22,563	10,000		21,619	19,184	10,000	18,964	15,446		15,266	15,000
Average Annual Return, Percent		33.68%	[32]			11.64%	[33]	12.03%	[32]	10.32%	[34]			9.78%	[32]
Blended Benchmark Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark Index
Account Value		$ 28,521		28,521		$ 28,521		$ 28,521		$ 28,521		28,521		$ 28,521		23,000	21,609	26,066		21,242	10,000		20,092	17,845	$ 10,000	17,843	15,710		15,314	15,000
Average Annual Return, Percent		24.00%	[35]			6.26%	[36]	7.26%	[35]	6.97%	[37]			6.64%	[35]
Morningstar Global Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Global Allocation Category Average
Average Annual Return, Percent		19.60%	[38]			5.64%	[39]	5.36%	[38]	4.17%	[40]			4.51%	[38]
JPMorgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan EMBI Global Diversified Index
Account Value		$ 20,010		20,010		$ 20,010		$ 20,010		$ 20,010		20,010		$ 20,010		16,934	15,628	20,614		19,742			19,551	17,097		17,882	16,820		15,058	15,000
Average Annual Return, Percent	[41]	18.16%						0.47%						2.92%
Morningstar Emerging Markets Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Emerging Markets Bond Category Average
Average Annual Return, Percent	[42]	17.03%						1.22%						2.51%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 48,446		$ 48,446		$ 48,446		$ 48,446		48,446		48,446		$ 48,446		35,143	32,426	38,841	10,000	26,992	10,000		24,505	21,593		20,256	16,339		15,673	15,000
Average Annual Return, Percent		37.86%	[43],[44],[45],[46],[47],[48]	9.24%	[49],[50]	13.46%	[51]	14.60%	[43],[44],[45],[46],[47],[48]					12.44%	[43],[44],[45],[46],[47],[48]
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value		$ 50,926		$ 50,926		$ 50,926		$ 50,926		50,926		50,926		$ 50,926		36,898	33,500	39,233		27,452	10,000		25,022	21,887		20,389	16,491		15,780	15,000
Average Annual Return, Percent		38.02%	[52],[53]	10.89%	[54]	14.17%	[55]	15.27%	[52],[53]					13.00%	[52],[53]
Morningstar Large Blend Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Blend Category Average
Average Annual Return, Percent		34.50%	[56],[57]	8.59%	[58]			13.63%	[56],[57]					11.47%	[56],[57]
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Account Value		$ 67,218		$ 67,218		$ 67,218		$ 67,218		67,218		67,218		$ 67,218		46,755	39,306	52,128		36,400	$ 10,000		28,169	24,055		21,728	16,751		16,377	15,000
Average Annual Return, Percent		43.77%	[59],[60]			13.58%	[61]	19.00%	[59],[60]					16.18%	[59],[60]
Morningstar Large Growth Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Growth Category Average
Average Annual Return, Percent		41.44%	[62]			10.25%	[63]	15.49%	[62]					13.38%	[62]
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Account Value		$ 35,088		$ 35,088		$ 35,088		$ 35,088		$ 35,088		$ 35,088		$ 35,088		$ 26,789	$ 26,754	$ 28,766	$ 10,000	$ 20,010			$ 21,648	$ 19,466		$ 18,892	$ 16,040		$ 15,079	$ 15,000
Average Annual Return, Percent		30.98%	[64],[65],[66]	7.55%	[67]			10.14%	[64],[65],[66]					8.87%	[64],[65],[66]
Morningstar Large Value Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Value Category Average
Average Annual Return, Percent		29.70%	[68]	8.22%	[69]			10.72%	[68]					9.01%	[68]

[1]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[2]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the Bloomberg 5-10 Year Taxable Municipal Bond Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities,mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
[3]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[4]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. Convertible Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[5]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[6]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[7]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[8]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[9]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, as a replacement for the ICE BofA U.S. High Yield Constrained Index. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[10]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[11]	The ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index is unmanaged and tracks the performance of a synthetic asset paying a deposit offered rate to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.
[12]	The ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index is unmanaged and tracks the performance of a synthetic asset paying a deposit offered rate to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.
[13]	The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[14]	The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[15]	The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.
[16]	The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[17]	The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.
[18]	The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.
[19]	The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.
[20]	The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[21]	The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[22]	The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[23]	The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.
[24]	The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.
[25]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[26]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[27]	The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[28]	The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[29]	The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[30]	The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.
[31]	The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[32]	In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[33]	In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[34]	In accordance with new regulatory requirements, the Fund has selected the MSCI World Index (Net), which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[35]	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
[36]	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
[37]	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
[38]	Morningstar Global Allocation Category Average funds seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these funds do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such funds to invest more than 10% of their assets in emerging markets. These funds typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds.
[39]	Morningstar Global Allocation Category Average funds seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these funds do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such funds to invest more than 10% of their assets in emerging markets. These funds typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds.
[40]	Morningstar Global Allocation Category Average funds seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these funds do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such funds to invest more than 10% of their assets in emerging markets. These funds typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds.
[41]	In accordance with new regulatory requirements, the Fund has selected the JPMorgan EMBI Global Diversified Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.
[42]	The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[43]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[44]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[45]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[46]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[47]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[48]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[49]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Value Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[50]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the S&P 500® Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[51]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell 1000® Growth Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[52]	The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[53]	The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[54]	The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[55]	The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[56]	The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[57]	The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[58]	The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[59]	The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.
[60]	The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.
[61]	The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.
[62]	The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[63]	The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[64]	The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.
[65]	The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.
[66]	The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.
[67]	The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.
[68]	The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.
[69]	The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.